Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	124,670,717	128,189,305	137,418,176
Dividends paid to ESOP	$ 195	$ 208	$ 201
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	1,556,104	1,439,181	1,252,386
Fair value of unreleased ESOP preferred shares	$ 1,556	$ 1,439	$ 1,252
Dividends paid to ESOP	$ 166	$ 169	$ 143